Organization and Principal Activities (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 30, 2015	Oct. 31, 2009	Mar. 31, 2014	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Organization and Principal Activities
Net proceeds from equity method investment after deducting commissions and related expenses	$ 176,704,417
Ordinary shares, par value (in dollars per share)	$ 0.001					0.001	$ 0.001
Partial spin-off
Organization and Principal Activities
Ordinary shares, par value (in dollars per share)	$ 0.001					0.001
Shanghai Real Estate Sales (Group) Co., Ltd..
Organization and Principal Activities
Ownership interest (as a percent)	100.00%
Shanghai City Rehouse Real Estate Agency Ltd.
Organization and Principal Activities
Ownership interest (as a percent)	85.00%
Scepter
Organization and Principal Activities
Ownership interest (as a percent)	51.00%	51.00%
Shanghai CRIC Information Technology Co., Ltd
Organization and Principal Activities
Ownership interest (as a percent)	100.00%
Shanghai Xinju Finance Information Services Co Ltd
Organization and Principal Activities
Ownership interest (as a percent)	56.00%
Shanghai Weidian Information Technology Co Ltd
Organization and Principal Activities
Ownership interest (as a percent)	55.00%
Leju Holdings Ltd.
Organization and Principal Activities
Ownership interest (as a percent)	69.90%
COHT | CRIC
Organization and Principal Activities
SINA's equity interest acquired (as a percent)			66.00%
Tencent | Leju Holdings Ltd.
Organization and Principal Activities
Percentage of equity interest sold				15.00%
Net proceeds from equity method investment after deducting commissions and related expenses				176,400,000
Initial public offering | Leju Holdings Ltd.
Organization and Principal Activities
Proceeds from issuance of ordinary shares of Leju upon initial public offering, net of paid issuance costs of $15,036,616					101,400,000
Private placement | Tencent | Leju Holdings Ltd.
Organization and Principal Activities
Proceeds from issuance of private placement					$ 18,900,000
Ordinary Shares | Partial spin-off
Organization and Principal Activities
Dividend Conversion Ratio						0.05
ADSs | Partial spin-off
Organization and Principal Activities
Dividend Conversion Ratio						0.05